NOTES PAYABLE (Details Narrative) - USD ($)										1 Months Ended												12 Months Ended
	May 09, 2022	Mar. 09, 2022	Mar. 07, 2022	Mar. 02, 2022	Feb. 11, 2022	Jan. 14, 2022	Jan. 07, 2022	Nov. 08, 2021	Oct. 07, 2021	Oct. 26, 2022	Aug. 30, 2022	Jun. 30, 2022	Mar. 30, 2022	Mar. 18, 2022	Feb. 18, 2022	Dec. 20, 2021	Nov. 22, 2021	Oct. 31, 2020	Jun. 30, 2020	Jun. 22, 2020	Mar. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accrued interest																						$ 110,236
Interest expense																						2,033,000	$ 617,000
Warrants purchase																						4,000	0
Gain (Loss) from extinguishment of debt																						$ (826,000)	$ 42,000
Common stock share issued						2,667						6,667										356,587	166,667
Long term debt balance outstanding																						$ 4,282,000	$ 3,882,000
SAFE Agreement Member
Agreements Description																								the Company entered into SAFEs with investors through a Regulation Crowdfunding campaign in exchange for cash investments. Upon a future equity financing of greater than $1,000,000, the SAFE securities were convertible at the option of the Company into securities identical to those issued in the future equity financing (“Shadow Securities”), except (1) they do not have the right to vote except as required by law, (2) they must vote in accordance with the majority of the investors in such future equity financing with respect to any such required vote and (3) they are not entitled to any inspection or information rights. If the Company elected to convert the securities upon the closing of a future equity financing, the investors would have received the number of Shadow Securities equal to the greater the quotient obtained by dividing the amount the investor paid (the “Purchase Amount”) for the securities by
Campaign Fund																		$ 537,923
Percentage of commission received by Intermediary																		6.00%
Percentage of securities received by Intermediary																		2.00%
Common stock issued after conversion of SAFE	5,134
Payment to SAFE investors	$ 5,790
Quotient of divided by aggregate number of issued and outstanding shares of capital stock																					$ 18,500,000
Michael James [Member]
Senior Secured Convertible Promissory Note																							1,200,000
Due to related party																							$ 25,000
Related party transaction description of transaction																							The Convertible Notes matured on the earlier of (1) one year after issuance, (2) upon the closing of the Company’s next sale of equity securities in which the Company raises at least $5.00 million in gross proceeds (excluding the value of any instruments converting into equity in such equity financing), (3) the sale, lease, license or other disposition of all or substantially all of the assets of the Company, (4) a transaction or series of related transactions in which any person becomes the beneficial owner of more than 50% of the Company’s outstanding voting securities, or (5) upon the occurrence of an event of default. The principal and interest due and owed under the Notes, which bore interest at a rate of 12.00% per annum, were convertible into shares of Common Stock at any time at the election of Mr. James at a conversion price equal to $138.75 (subject to adjustment for forward reverse stock splits and the like after the issuance date). Upon the closing of the IPO on May 9, 2022, Mr. James converted $1,200,000 of convertible notes and $117,800 of accrued interest into 9,498 shares of common stock
Convertible Promissory Note total							$ 70,000																$ 660,000
Promissory note total			$ 20,000
James Kras [Member]
Accrued interest	2,621
Issued demand notes																							35,200
Remaining outstanding balance																							25,200
Converted of outstanding principal	$ 25,200
Converted accrued interest shares of common stock	201
Vehicle Loan [Member]
Accrue interest rate																						7.64%		17.51%
financing agreements																						$ 158,214	102,681
Tranche Twelve [Member]
Promissory note												$ 1,841,592
Cash proceeds												3,200,000
Prior payment												$ 500,000
Common stock share issued												6,667
Tranche Six [Member]
Warrants purchase					$ 38,910
Discount on issuence					15.00%
Cash proceeds					$ 100,000
Conversion price					$ 622.50
Senior Secured Convertible Promissory Note					$ 115,000
Acquired share					185
Initial price					$ 622.50
Fairv value of warrants					$ 8,411
Subscription amount of notes					$ 2,500,000
Tranche Seven [Member]
Warrants purchase															$ 424,605
Discount on issuence															15.00%
Cash proceeds															$ 100,000
Conversion price															$ 622.50
Senior Secured Convertible Promissory Note															$ 115,000
Acquired share															185
Initial price															$ 622.50
Fairv value of warrants															$ 8,400
Subscription amount of notes															$ 2,900,000
Tranche Nine [Member]
Warrants purchase		$ 45,376
Discount on issuence		15.00%
Cash proceeds		$ 300,000
Conversion price		$ 622.50
Senior Secured Convertible Promissory Note		$ 345,000
Acquired share		555
Initial price		$ 622.50
Fairv value of warrants		$ 25,223
Subscription amount of notes		$ 3,200,000
Tranche One [Member]
Discount on issuence									15.00%
Cash proceeds									$ 1,000,000
Conversion price									$ 229.50
Senior Secured Convertible Promissory Note									$ 1,150,000
Acquired share									5,011
Initial price									$ 229.50
Fairv value of warrants									$ 413,164
Tranche Two [Member]
Discount on issuence								15.00%
Cash proceeds								$ 350,000
Conversion price								$ 622.50
Senior Secured Convertible Promissory Note								$ 402,500
Acquired share								647
Initial price								$ 622.50
Fairv value of warrants								$ 32,748
Tranche Three [Member]
Discount on issuence																	15.00%
Cash proceeds																	$ 350,000
Conversion price																	$ 622.50
Senior Secured Convertible Promissory Note																	$ 402,500
Acquired share																	647
Initial price																	$ 622.50
Fairv value of warrants																	$ 32,660
Tranche Four [Member]
Discount on issuence																15.00%
Cash proceeds																$ 300,000
Conversion price																$ 622.50
Senior Secured Convertible Promissory Note																$ 345,000
Acquired share																555
Initial price																$ 622.50
Fairv value of warrants																$ 27,901
Tranche Five [Member]
Discount on issuence						15.00%
Cash proceeds						$ 400,000
Conversion price						$ 622.50
Senior Secured Convertible Promissory Note						$ 460,000
Acquired share						739
Initial price						$ 622.50
Fairv value of warrants						$ 33,375
Tranche Eight [Member]
Discount on issuence				15.00%
Cash proceeds				$ 100,000
Conversion price				$ 622.50
Senior Secured Convertible Promissory Note				$ 115,000
Acquired share				185
Initial price				$ 622.50
Fairv value of warrants				$ 8,135
Tranche Ten [Member]
Discount on issuence														15.00%
Cash proceeds														$ 100,000
Conversion price														$ 622.50
Senior Secured Convertible Promissory Note														$ 115,000
Acquired share														185
Initial price														$ 622.50
Fairv value of warrants														$ 8,481
Tranche Eleventh [Member]
Discount on issuence													15.00%
Cash proceeds													$ 100,000
Conversion price													$ 622.50
Senior Secured Convertible Promissory Note													$ 115,000
Acquired share													185
Initial price													$ 622.50
Fairv value of warrants													$ 8,541
TrancheThirteen [Member] | Series A Convertible Preferred Stock [Member]
Outstanding balance																						1,021,592
Debt principal										$ 820,000
Preferred Stock, par value										$ 0.0001
Preferred Stock shares, issued										1,526,183
Exchanged stock, value										$ 962,000
Accrued interest and prepayment premium										$ 142,000
First Sament Note Member
Accrued interest																						110,236
Unamortized discount																						30,321
Outstanding balance																						3,106,458
Promissory note																			$ 653,870		$ 3,000,000
Interest rate																			3.50%		3.50%
Debt principal																							106,458
First Sament Note One Member
Accrued interest																						23,966
Outstanding balance																						677,073
Promissory note																			$ 653,870
Interest rate																			3.50%
Debt principal																							23,203
NJD Investments, LLC Promissory Note [Member]
Accrued interest																						19,210
Outstanding balance																						290,417
Promissory note											$ 1,136,000
Interest rate											5.00%
Monthly installment											$ 28,089
Guaranteed amount											$ 1,136,000
Long term debt balance outstanding																						864,638
Maturity date											Sep. 01, 2026
Other Loan Member
Promissory note																							$ 95,000
Evergreen Private Placement [Member]
Outstanding balance																						$ 1,841,592
Promissory note												$ 1,753,750
Interest rate									5.00%													7.00%
Debt repayment	$ 1,926,250
Accrued interest repaid	$ 26,881
Interest expense																						$ 577,875
Secured convertible notes									$ 2,000,000
Warrants purchase									6,859
Discount on issuence									15.00%
Public offering price									$ 150.00
Cash proceeds																						$ 4,000,000.0
Conversion price																						$ 150.00
Reset price																						$ 38.10
Gain (Loss) from extinguishment of debt																						$ 826,203
Long term debt balance outstanding																						1,022,000
SBA Loan [Member]
Outstanding balance																						150,000
Interest rate																				3.75%
Long term debt balance outstanding																						$ 150,000
Loan proceeds																				$ 150,000
Maturity date																				Jun. 22, 2050